Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-Cash Stock Compensation	$ 10,203	[1]	$ 2,747	[1]	$ 5,797	[1]
Stock Option Modification
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-Cash Stock Compensation	6,089	[2]
Stock Options Granted
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-Cash Stock Compensation	3,971	[3]	2,260	[3]	4,610	[3]
Restricted Stock Issuances
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-Cash Stock Compensation	$ 143	[3]	$ 487	[3]	$ 1,187	[3]

[1]	The tax benefit related to the Company's non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.
[2]	Represents non-cash compensation related to the modification of outstanding stock options granted under the 2006 Plan during the Fiscal 2013 which is included in the line item "Stock Option Modification Expense" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).
[3]	Included in the line item "Selling and Administrative Expenses" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).